Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Significant Of Accounting Policies [Line Items]
Impairment loss on long-lived assets	$ 0	$ 0	$ 0
Impairment loss on goodwill	1,682,000	0	0
Impairment losses	$ 0	0	2,000
Percentage of ownership interest in voting stock considered to exist significant influence over investee company	50.00%
Impairment losses on Equity Method Investment	$ 0	0	0
Impairment losses on available-for-sale investments	2,338,000	0	0
Business tax	0	52,993,000	45,664,000
Total advertising expenses	41,498,000	39,753,000	38,295,000
Government subsidies received	1,325,000	494,000	1,230,000
Aggregate amounts denominated in RMB	762,895,000	747,762,000
Amount transfer from level 1 to level 2	0	0
Amount transfer from level 2 to level 1	0	0
Impairment loss on Other Intangible Assets	$ 0	0	$ 0
Minimum [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company	20.00%
Maximum [Member]
Significant Of Accounting Policies [Line Items]
Percentage of ownership interest in voting stock considered to exist significant influence over investee company	50.00%
Available-for-Sale Investments [Member]
Significant Of Accounting Policies [Line Items]
Transfer from level 2 fair value measurements	$ 31,505,000	$ 63,881,000
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk	10.00%	10.00%	10.00%
Credit Concentration Risk [Member] | Sales Revenue, Net [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk	98.80%	97.70%	97.90%
Credit Concentration Risk [Member] | Accounts Receivable [Member]
Significant Of Accounting Policies [Line Items]
Concentration risk	10.00%	10.00%	10.00%
Land use rights [Member] | Minimum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	38 years 6 months
Land use rights [Member] | Maximum [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	50 years